June 1, 1997
              THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS _
           DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED NOVEMBER 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  307s060197




                                                                  June 1, 1997
                 THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS _
             DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED NOVEMBER 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  316s060197



                                                                  June 1, 1997
               THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS _
           DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED NOVEMBER 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                               315/715s060197